Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Costs Incurred Attributable To Each Category Of Power Purchase Agreements

(in millions)	2012	2011	2010
Qualifying facilities(1)	$779	$1,069	$1,164
Renewable energy contracts	815	622	573
Other power purchase agreements	661	690	657

 (1) Costs incurred include $286, $297, and $321 attributable to renewable energy contracts with qualifying facilities at December 31, 2012, 2011 and 2010, respectively.

Schedule Of Undiscounted Future Expected Power Purchase Agreement Payments
		Renewable
(in millions)	Qualifying Facility	(Other than QF)	Other	Total Payments
2013	$892	$1,356	$846	$3,094
2014	914	1,843	677	3,434
2015	727	2,038	649	3,414
2016	618	2,054	626	3,298
2017	490	2,053	597	3,140
Thereafter	2,238	30,958	3,322	36,518
Total	$5,879	$40,302	$6,717	$52,898

Schedule Of Fixed Capacity Payments Due Under The QF Contracts Discount
(in millions)
2013	$35
2014	27
2015	24
2016	22
2017	18
Thereafter	20
Total fixed capacity payments	146
Less: amount representing interest	21
Present value of fixed capacity payments	$125

Undiscounted Obligations For Natural Gas Purchases, Gas Transportation Services, And Gas Storage
(in millions)
2013	$707
2014	208
2015	192
2016	152
2017	108
Thereafter	865
Total	$2,232

Undiscounted Obligations Under Nuclear Fuel Agreements
(in millions)
2013	$113
2014	128
2015	194
2016	147
2017	148
Thereafter	878
Total	$1,608

Future Minimum Payments Of Operating Leases
(in millions)
2013	$42
2014	37
2015	32
2016	31
2017	24
Thereafter	206
Total	$372

Change In Accruals Related To Third-Party Claims
(in millions)
Balance at January 1, 2010	$-
Loss accrued	220
Less: Payments	(6)
Balance at December 31, 2010	214
Additional loss accrued	155
Less: Payments	(92)
Balance at December 31, 2011	277
Additional loss accrued	80
Less: Payments	(211)
Balance at December 31, 2012	$146

Environmental Remediation Liability Disclosure
(in millions)
Balance at December 31, 2011	$785
Additional remediation costs accrued:
Transfer to regulatory account for recovery	150
Amounts not recoverable from customers	150
Less: Payments	(175)
Balance at December 31, 2012	$910

	Balance at December 31,
(in millions)	2012	2011
Utility-owned natural gas compressor site near Hinkley, California (1)	$226	$149
Utility-owned natural gas compressor site near Topock, Arizona (1)	239	218
Utility-owned generation facilities (other than for fossil fuel-fired), other facilities, and third-party disposal sites	158	133
Former manufatured gas plant sites owned by the Utility or third parties	181	154
Fossil fuel-fired generation facilities formerly owned by the Utility	87	81
Decommissioning fossil fuel-fired generation facilities and sites	19	50
Total environmental remediation liability	$910	$785
(1) See “Natural Gas Compressor Site” below.